UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Managers, LLC

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 28-06335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard E. Carlson
Title:    Secretary & Treasurer
Phone:    (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE                  02/17/04
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     28-06287                         ABANCO Investments, Ltd.
     28-03420                         Ashford Capital Management
     28-02635                         Gardner, Russo & Gardner
     28-04558                         Parametric Portfolio Associates

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:     14

Form 13F Information Table Value Total: $1,138
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                        FORM 13F INFORMATION TABLE



                                                        BRANDYWINE MANAGERS
                                                     FORM 13F INFORMATION TABLE

COLUMN 1                   COLUMN 2      COLUMN 3    COLUMN 4     COLUMN 5             COLUMN 6      COLUMN 7         COLUMN 8

                           Title of                  Value     SHS or   SH/     PUT/   Investment    Other        Voting Authority
Name of Issuer             Class         CUSIP      (x$1000)   PRN AMT  PRN     CALL   Discretion    Managers    Sole  Shared   None
--------------             -----         -----      --------   -------  ---     ----   ----------    --------    ----  ------   ----
Electroglas                common        285324109       52    SH       14,250         sole          none        14,250
KCS Energy                 common        482434206      168    SH       15,900         sole          none        15,900
Lucent Technologies        common        549463107       62    SH       21,900         sole          none        21,900
Rite Aid                   common        767754104       77    SH       12,700         sole          none        12,700
Unitedglobalcom            CL A          913247508      230    SH       27,119         sole          none        27,119
Vitesse Semiconductor      common        928497106       62    SH       10,600         sole          none        10,600
ADC Telecommunications     common        000886101       36    SH       12,200         sole          none        12,200
AK Steel Holding           common        001547108       73    SH       14,400         sole          none        14,400
AT&T Wireless              common        00209A106      111    SH       13,900         sole          none        13,900
W.R. Grace                 common        38388F108       41    SH       16,100         sole          none        16,100
Infonet Services           CL B          45666T106       20    SH       12,050         sole          none        12,050
JPS Textile Group, Inc.    common        46624E405       44    SH       17,275         sole          none        17,275
Primedia                   common        74157K101       41    SH       14,500         sole          none        14,500
OMI Corp                   common        Y6476W104      121    SH       13,500         sole          none        13,500
                                            Total:    1,138







01864.0001 #464072